CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue from related parties	$ 189	$ 305	$ 333
Related party costs	$ 70	$ 12	$ 3